RELATED PARTY TRANSACTIONS (Tables)	12 Months Ended
Mar. 31, 2020
Disclosure of transactions between related parties [abstract]
Schedule of Related Party Transactions

Related party transactions not disclosed elsewhere in the consolidated financial statements are as follows:

Due from related parties	March 31, 2020	March 31, 2019
NUAG (a)	$94	$33
Henan Non-ferrous (b)	1,425	2,989
	$1,519	$3,022

(a)

The Company recovers costs for services rendered to NUAG and expenses incurred on behalf of NUAG pursuant to a services and administrative costs reallocation agreement. During the year ended March 31, 2020, the Company recovered $530 (year ended March 31, 2019 - $225), from NUAG for services rendered and expenses incurred on behalf of NUAG. The costs recovered from NUAG were recorded as a direct reduction of general and administrative expenses on the consolidated statements of income.

(b)

In March 2019, Henan Found advanced a loan of $2,989 (RMB¥20 million) to Henan Non-ferrous. The loan bears an interest rate of 4.35% per annum. In December 2019, the loan, including accumulated interest, of $2,922 (RMB¥20.7 million) was repaid.

Schedule of Compensation of Key Management Personnel

The remuneration of directors and other members of key management personnel, who are those having authority and responsibility for planning, directing and controlling the activities of the entity, directly or indirectly, for the years ended March 31, 2020 and 2019 were as follows:

	Years Ended March 31,
	2020	2019
Directors’ fees and bonus	$293	$256
Salaries and bonus for key management personnel	2,519	2,498
Share-based compensation	1,487	725
	$4,299	$3,479